FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Overdue receivables	$ 39,410	$ 26,990
Customers, description	More than 84% (2024 – 71%) of the Company’s customers have been active with the Company for over four years.
Allowance for doubtful accounts	$ 39,410		$ 54,699
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	59.00%	42.00%